Economic Context Where the Group's Operates - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended			2 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2023 ARS ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 ARS ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023	Dec. 31, 2022 USD ($)	Sep. 30, 2022	Dec. 31, 2022 ARS ($)	Dec. 31, 2021
Disclosure of additional information [line items]
Increase of BPS interest rate		5000.00%
Reference interest rate								5.125%
Quantitative tightening rhythm								$ 95,000
Increase in GDP growth rate								5.20%	10.40%
Decrease in GDP growth rate during the year		(1.20%)
Net international reserves increase during period			$ 45,000			$ 6,973
International reserves			$ 23,500
Non financial pubic sector primary deficit								$ 1,955,141
Non financial pubic sector primary deficit GDP percentage								2.40%
Percentage of increase of total income								75.70%
Percentage of assistance to treasury financing on gross domestic product By argentine central Bank								0.30%
Percentage of increase of primary expenses								70.50%
Percentage of increase of capital spending								104.70%
Increase in transfer to provinces								54.10%
Increase in economic subsidiaries								54.90%
Estimated fiscal deficit								$ 2,015,700
Net inflow of foreign currency						4,756
Income						793
Cash recovery						1,047
Purchase and sale of foreign currency private sector						$ 817
Purchase of foreign currency		$ 1,988
Decrease in international reserves				$ 5,553
Rate of variation of exchange rate	5.40%				5.30%	6.70%	6.20%
Interest rate of liquidity bills								75.00%	38.00%
Interest rate base								75.00%
Base rate for sectors								66.50%
Economic Context Operates [Member]
Disclosure of additional information [line items]
Non financial pubic sector primary deficit	$ 203,938
Non financial pubic sector primary deficit GDP percentage	0.12%
Primary deficit threshold	$ 237,562
Bottom of range
Disclosure of additional information [line items]
Increase of BPS interest rate range		4.00%
Top of range
Disclosure of additional information [line items]
Increase of BPS interest rate range		4.50%